Related Party Transactions - Schedule of Amounts Owed from and to Related Parties (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 119	$ 18
Amounts due to related parties	10,719	1,602	¥ 390
Shanghai Fuxi Network Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	62	9
Shanghai Zhendou Technology Co. Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	57	9
Mao Zhendong
Related Party Transaction [Line Items]
Amounts due to related parties	300	45	300
Ju Yiming
Related Party Transaction [Line Items]
Amounts due to related parties	90	13	¥ 90
Liu Wei
Related Party Transaction [Line Items]
Amounts due to related parties	214	32
Gao Kaozhen
Related Party Transaction [Line Items]
Amounts due to related parties	5,400	807
Li Huarong
Related Party Transaction [Line Items]
Amounts due to related parties	1,575	235
Huang Zhijian
Related Party Transaction [Line Items]
Amounts due to related parties	1,570	235
Zhang Xianmin
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,570	$ 235